NOTE 16. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2014	$ 8,822
2015	6,483
2016	2,253
Later years	0
Total	$ 17,558